RIGHT OF USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Disclosure of Information about Right of use Assets

Figures in millions - US Dollars	Mine Infra- structure	Land and buildings	Total

Cost
Balance at 1 January 2020	209	24	233
Additions	23	—	23
Derecognition and other movements (1)	(13)	1	(12)
Translation	14	(1)	13
Balance at 31 December 2020	233	24	257

Accumulated amortisation and impairments
Balance at 1 January 2020	61	14	75
Amortisation for the year	45	2	47
Derecognition and other movements (1)	(11)	—	(11)
Translation	5	(1)	4
Balance at 31 December 2020	100	15	115
Net book value at 31 December 2020	133	9	142

Cost
Balance at 1 January 2021	233	24	257
Additions	95	7	102
Derecognition and other movements(1)	(22)	(15)	(37)
Translation	(9)	—	(9)
Balance at 31 December 2021	297	16	313

Accumulated amortisation and impairments
Balance at 1 January 2021	100	15	115
Amortisation for the year	61	2	63
Derecognition and other movements(1)	(22)	(15)	(37)
Impairment	—	1	1
Translation	(4)	—	(4)
Balance at 31 December 2021	135	3	138
Net book value at 31 December 2021	162	13	175

Cost
Balance at 1 January 2022	297	16	313
Additions	90	1	91
Derecognition and other movements(1)	(34)	—	(34)
Translation	(8)	(2)	(10)
Balance at 31 December 2022	345	15	360

Accumulated amortisation and impairments
Balance at 1 January 2022	135	3	138
Amortisation for the year	78	3	81
Derecognition and other movements(1)	(29)	—	(29)
Impairment (2)	17	—	17
Translation	(4)	1	(3)
Balance at 31 December 2022	197	7	204
Net book value at 31 December 2022	148	8	156
(1)    Derecognition and other movements include amounts relating to modifications and terminations of leased assets
(2)     The Group recognised an impairment loss of $304m (gross of taxation) during December 2022, of which $17m related to right of use assets. Refer to note 13

Disclosure of Quantitative Information about Leases for Lessee

Figures in millions - US Dollars	2022	2021	2020
Amounts recognised in the income statement (1)
Expenses on short term leases	19	48	107
Expenses on variable lease payments not included in the lease liabilities(2)	749	302	234
Expenses on leases of low value assets	15	33	24
(1) Short-term, low value and variable contracts continue to be recognised within cost of sales and corporate administration, marketing and related expenses.

(2) The variable lease payments consist mainly of mining and drilling contracts and constitutes 87% of total lease payments made during the period. The variable nature of these contracts is to allow equal sharing of pain and gain between the Group and its contractors. These payments are predominantly driven by performance measures on a per tonne or a per metre basis. The increase in variable lease payments is mainly due to the full year impact of the AMAX lease at Iduapriem (half year impact in 2021), higher leasing activity at Brazil due to their leasing strategy deployed and an increased footprint of our North American operations. The future cash flows to which the Group is potentially exposed to are not disclosed as their variability does not permit reliable forecasts.

Figures in millions - US Dollars	2022	2021	2020
Reconciliation of lease liabilities (1)
A reconciliation of the lease liabilities included in the statement of financial position is set out in the following table:

Opening balance	185	153	171
Lease liabilities recognised	90	103	23
Repayment of lease liabilities	(82)	(63)	(47)
Finance costs paid on lease liabilities	(10)	(9)	(8)
Interest charged to the income statement	11	9	8
Modifications and terminations	(7)	—	(1)
Translation	(1)	(8)	7
Closing balance	186	185	153

Lease liabilities
Non-current (note 34)	102	124	116
Current (note 34)	84	61	37
Total	186	185	153
(1) The Group leases a number of assets as part of its activities. These primarily include gas pipelines, ore haulage and site services, mining equipment and property. All lease contracts contain market review clauses in the event that the Group exercises its option to renew. A maturity analysis of lease liabilities is provided in note 33.